Pensions and other post-retirement benefits - Reconciliation of the net defined benefit liability (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset/(liability)	£ 715	£ (953)
Cost recognised in the income statement (including discontinued operations)	(252)	(235)	£ (219)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	2,488	1,594	(821)
Employer contributions	300	274
Other movements	(22)	(14)
Acquisition of WPD	566	0
Reclassification to held for sale	(720)	49
Closing net defined benefit asset/(liability)	3,075	715	(953)
UK | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset/(liability)	1,035	1,520
Cost recognised in the income statement (including discontinued operations)	(98)	(3)	(13)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	1,577	(622)	143
Employer contributions	167	138
Other movements	7	2
Acquisition of WPD	566	0
Reclassification to held for sale	(664)	0
Closing net defined benefit asset/(liability)	2,590	1,035	1,520
US | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset/(liability)	(22)	(1,113)
Cost recognised in the income statement (including discontinued operations)	(108)	(146)	(127)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	543	1,100	(630)
Employer contributions	116	110
Other movements	0	0
Acquisition of WPD	0	0
Reclassification to held for sale	(45)	27
Closing net defined benefit asset/(liability)	484	(22)	(1,113)
US | Other post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset/(liability)	(298)	(1,360)
Cost recognised in the income statement (including discontinued operations)	(46)	(86)	(79)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	368	1,116	(334)
Employer contributions	17	26
Other movements	(29)	(16)
Acquisition of WPD	0	0
Reclassification to held for sale	(11)	22
Closing net defined benefit asset/(liability)	£ 1	£ (298)	£ (1,360)